DOCUMENT AND ENTITY INFORMATION (CNY)	12 Months Ended
Sep. 30, 2011
Entity Registrant Name	Origin Agritech LTD
Entity Central Index Key	0001321851
Current Fiscal Year End Date	--09-30
Entity Filer Category	Accelerated Filer
Trading Symbol	seed
Entity Common Stock, Shares Outstanding	23,382,812
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Public Float	0